Commitments and Contingencies - Minimum Rental Payments (Detail) - USD ($)	Dec. 31, 2015	Jul. 01, 2015	Feb. 02, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 698,945
2017	750,118
2018	629,923
2019	334,747
Total	$ 2,413,733	$ 23,300	$ 22,000